Mezzanine equity - Additional Information (Detail)			12 Months Ended
	Feb. 17, 2023 $ / shares shares	Feb. 14, 2023 USD ($)	Dec. 31, 2025 USD ($) Day $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024
Temporary Equity [Line Items]
Per share conversion price of preferred stock | $ / shares			$ 2.02
Trading days | Day			10
Common Stock [Member]
Temporary Equity [Line Items]
Common stock shares issued | shares			6,932,043
Common Stock [Member]
Temporary Equity [Line Items]
Conversion of Stock, Amount Issued			$ 6,507,789
Vessel Glorieuse [Member]
Temporary Equity [Line Items]
Asset acquisition, consideration transferred, equity interest issued and issuable		$ 10,000,000
Asset acquisition, consideration transferred		18,500,000
Payments to acquire productive assets		$ 8,500,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during the period | shares	13,875
Liquidation preference per share | $ / shares	$ 1,000
Divider for conversion of stock | $ / shares	7.5
Temporary equity dividend rate			5.00%
Payments of dividends				$ 389,271
Temporary equity, shares outstanding | shares			13,875
Minimum percentage of ownership change for entity					50.00%
Series C Preferred Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Conversion of stock | shares			13,875
Series C Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Per share conversion price of preferred stock | $ / shares	$ 1.5